Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 3,585,687,137	$ 3,476,128,634
Changes:
Increases other than from business combinations	330,797,541	283,819,250
Acquisitions through business combinations	1,365,850,155
Increases (decreases) from exchange differences, net	197,622,978	(592,040)
Depreciation	(202,971,892)	(145,873,065)
Impairment losses recognized in profit or loss	(779,825)
Disposals and removals from service	1,228,028	33,192,231
Disposals	527,469	5,585,129
Removals from service	(700,559)	(27,607,102)
Other increases (decreases)	30,976,913	5,396,589
Argentina Hyperinflationary Effect	1,912,829
Total changes	1,722,960,496	109,558,503
Ending balance	5,308,647,633	3,585,687,137
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	666,590,543	688,387,124
Changes:
Increases other than from business combinations	321,183,398	281,007,995
Acquisitions through business combinations	44,088,988
Increases (decreases) from exchange differences, net	14,849,366	(101,444)
Increases (decreases) from transfers and other changes	(193,895,804)	(273,509,759)
Increases (decreases) for transfers	(193,895,804)
Increases (decreases) from transfers from constructions in progress		(273,509,759)
Disposals and removals from service		30,255,180
Disposals		5,099,800
Removals from service		(25,155,380)
Other increases (decreases)	9,457,602	1,061,807
Total changes	195,683,550	(21,796,581)
Ending balance	862,274,093	666,590,543
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	67,485,380	66,868,119
Changes:
Increases other than from business combinations	5,893,739
Acquisitions through business combinations	623,052
Increases (decreases) from exchange differences, net	50,004	(25,624)
Increases (decreases) from transfers and other changes		776,933
Increases (decreases) from transfers from constructions in progress		776,933
Disposals and removals from service	5,411	31,447
Disposals		31,447
Removals from service	(5,411)
Other increases (decreases)	706,519	(102,601)
Total changes	7,267,903	617,261
Ending balance	74,753,283	67,485,380
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	12,793,641	13,020,474
Changes:
Increases other than from business combinations	1,000,411
Acquisitions through business combinations	329,152,208
Increases (decreases) from exchange differences, net	46,040,633	(44,699)
Depreciation	(13,795,237)	(717,851)
Increases (decreases) from transfers and other changes	12,450,092	439,284
Increases (decreases) for transfers	12,450,092
Increases (decreases) from transfers from constructions in progress		439,284
Disposals and removals from service		154,623
Removals from service		(154,623)
Other increases (decreases)	(3,614,701)	251,056
Total changes	371,233,406	(226,833)
Ending balance	384,027,047	12,793,641
Generation Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,080,903,064	2,033,720,809
Changes:
Increases other than from business combinations	1,638,436
Acquisitions through business combinations	941,871,560
Increases (decreases) from exchange differences, net	128,411,179	(336,622)
Depreciation	(149,266,709)	(107,292,353)
Increases (decreases) from transfers and other changes	146,447,942	155,711,630
Increases (decreases) for transfers	146,447,942
Increases (decreases) from transfers from constructions in progress		155,711,630
Disposals and removals from service	90,513	1,704,924
Disposals	90,513	435,327
Removals from service		(1,269,597)
Other increases (decreases)	(7,957,859)	804,524
Argentina Hyperinflationary Effect	1,912,829
Total changes	1,062,966,865	47,182,255
Ending balance	3,143,869,929	2,080,903,064
Network Infrastructure [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	683,120,815	613,443,219
Changes:
Increases other than from business combinations	2,455
Acquisitions through business combinations	47,727,579
Increases (decreases) from exchange differences, net	6,928,376
Depreciation	(32,011,964)	(32,061,242)
Increases (decreases) from transfers and other changes	32,105,004	99,419,024
Increases (decreases) for transfers	32,105,004
Increases (decreases) from transfers from constructions in progress		99,419,024
Disposals and removals from service	1,132,103	1,023,777
Disposals	436,956	18,555
Removals from service	(695,147)	(1,005,222)
Other increases (decreases)	27,355,085	3,343,591
Total changes	80,974,432	69,677,596
Ending balance	764,095,247	683,120,815
Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	56,284,762	41,325,699
Changes:
Increases other than from business combinations	1,079,102	2,811,255
Acquisitions through business combinations	2,018,760
Increases (decreases) from exchange differences, net	1,320,949	(83,651)
Depreciation	(7,040,907)	(4,947,361)
Increases (decreases) from transfers and other changes	2,914,698	17,162,888
Increases (decreases) for transfers	2,914,698
Increases (decreases) from transfers from constructions in progress		17,162,888
Disposals and removals from service	1	22,280
Removals from service	(1)	(22,280)
Other increases (decreases)	5,395,999	38,212
Total changes	5,688,600	14,959,063
Ending balance	61,973,362	56,284,762
Other Property, Plant and Equipment Under Financial Lease [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	18,508,932	19,363,190
Changes:
Acquisitions through business combinations	368,008
Increases (decreases) from exchange differences, net	22,471
Depreciation	(857,075)	(854,258)
Increases (decreases) from transfers and other changes	(21,932)
Increases (decreases) for transfers	(21,932)
Other increases (decreases)	(365,732)
Total changes	(854,260)	(854,258)
Ending balance	$ 17,654,672	$ 18,508,932